OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

(in thousands of $)	2024	2023
Capitalized fulfillment costs	1,390	3,558
Agent receivables	530	969
Advances	1,023	1,238
Claims receivables	9,591	8,784
Bunker receivables on time charter-out contracts	28,362	21,659
Other receivables	13,058	11,604
Total other current assets	53,954	47,812